Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Other Intangible Assets
Gross Carrying Amount			$ 24,200	$ 12,600
Accumulated amortization			(3,200)	(2,560)
Net Carrying Amount			21,000	10,040
Nonamortizable and total intangible assets
Trademarks				16,304
Total other intangible assets			24,200	28,904
Total other intangible assets, net	20,771		21,000	26,344
Additional disclosures
Impairments			4,704	1,100
Aggregate amortization expense	200	200	640	600	600
Customer relationships
Other Intangible Assets
Gross Carrying Amount			12,000	12,000
Accumulated amortization			(3,000)	(2,400)
Net Carrying Amount			9,000	9,600
Additional disclosures
Aggregate amortization expense			600
Technology
Other Intangible Assets
Gross Carrying Amount			600	600
Accumulated amortization			(200)	(160)
Net Carrying Amount			400	440
Additional disclosures
Aggregate amortization expense			40
Trademarks
Other Intangible Assets
Gross Carrying Amount			11,600
Net Carrying Amount			$ 11,600